Note 6 - Employee Benefit Plans (Details) - Health Care Benefit Cost Assumptions	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Health Care Benefit Cost Assumptions [Abstract]
Health care cost trend rate assumed for next year	8.40%	8.40%
Ultimate rate to which the cost trend rate is assumed to decline	4.50%	4.50%
Year that reaches ultimate trend rate	2030	2030